Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	OPTI-HARVEST, INC.
Entity Central Index Key	0001753945
Entity Primary SIC Number	8742
Entity Tax Identification Number	81-3007305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	190 N Canon Dr.
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	788-0200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false